Condensed consolidated financial information related to guaranteed debt securities - Cash flow (Details) - USD ($) $ in Millions	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2018		Mar. 31, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2017	[1]	Dec. 31, 2017	[1]
Condensed statement of cash flows [abstract]
Cash flows provided by (used in) operating activities	$ 3,002		$ 7,075		$ 4,051		$ 10,077		$ 9,769		$ 14,802
Cash flows provided by (used in) investing activities	(3,417)		(1,545)		(5,347)		(4,961)		(9,015)		(10,117)
Cash flows provided by (used in) financing activities	(1,854)		(1,179)		(960)		(3,033)		(999)		(5,822)
Net increase (decrease) in cash and cash equivalents	(2,269)		4,352		(2,256)		2,083		(245)		(1,137)
Effect of exchange rate changes on cash and cash equivalents (net of overdraft)	(650)		184		211		(466)		239		436
Cash and cash equivalents at the beginning of the period (net of overdraft)	8,925	[2]	4,390	[1],[3]	7,128		4,390	[1],[3]	5,090		5,090
Cash and cash equivalents at the end of the period net of overdraft)	$ 6,006	[2]	$ 8,925	[2]	$ 5,083	[1],[2]	$ 6,006	[2]	$ 5,083	[2]	$ 4,390	[3]

[1]	Related to a change in accounting policies, see note 9 Changes in accounting policies for more information.
[2]	At 30 June 2018 cash and cash equivalents included a net overdraft of USD 72 million . At 30 June 2017 and 31 D ecember 2017 net overdraft was zero .
[3]	At 30 June 2018 cash and cash equivalents included a net overdraft of USD 72 million . At 30 June 2017 and 31 D ecember 2017 net overdraft was zero .